NON-PUBLIC 13F-CTP

8/16/04

RECEIVED
MAY 15 2003
OFFICE OF THE SECRETARY

03044334

FORM 13F

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number: __

This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries.

RECD S.E.C.
MAY 15 2003
1086

Institutional Investment Manager Filing this Report:

Name: Sandell Asset Management Corp.
Address: 1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Cacioppo
Title: Principal
Phone: 212-899-4756

Signature, Place, and Date of Signing:

CONFIDENTIAL TREATMENT EXPIRED

____
(Signature)

PROCESSED
JUN 20 2005
THOMSON FINANCIAL

New York, New York
(City, State)

May 13, 2003
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $177,897 (thousands)

List of Other Included Managers:

None

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

QTR ENDED: 3/31/03

Name of Reporting Manager: Sandell Asset Management

(SEC USE ONLY)

Confidential treatment requested on 2/12/03 filing	2003 QTR CLOSING	Item 1: Name of Issuer	Item 2 : Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value (X$1000)	Item 5: Shares or Principal Amount	Item 6: Investment Discretion	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	(b) Shared	(c) None
Y*	3RD	CANADA LIFE FINANCIAL CORP	COM	135113-10-8	15,647	525,000 SH	SOLE		525,000	-	-
N	2ND '04	GUCCI CORP	COM	401566-10-4	96,292	1,010,300 CALL	SOLE		1,010,300	-	-
Y	2ND	PRECISE SOFTWARE SOLUTIONS LTD	ORD	M41450-10-3	11,753	706,732 SH	SOLE		706,732	-	-
N	2ND	WALLACE COMPUTER SERVICES INC	COM	932270-10-1	19,168	769,500 SH	SOLE		769,500	-	-
Y**	2ND	HISPANIC BROADCASTING CORP	COM CL A	433578-10-4	35,037	1,695,900 SH	SOLE		1,695,900	-	-

Value Total: $ 177,897

Entry Total: 5

* NOTE: Previously requested confidential treatment through 2ND Qtr of 2003 on 2/12/03 Filing

** NOTE: Previously requested confidential treatment through 1ST Qtr of 2003 on 2/12/03 Filing

CERTIFICATE

In connection with a request for confidential treatment of the securities positions contained on the attached Form 13F for the quarter ended March 31, 2003 filed by Sandell Asset Management Corp. ("Sandell"), Sandell hereby represents to the Securities and Exchange Commission in good faith that:

1. Each of the securities holdings on the attached Form 13F represents a risk arbitrage position that was open on March 31, 2003.

2. As of March 31, 2003, Sandell reasonably believed that it may not close the entire position of each such holding on or before May 13, 2003.

Dated: May 13, 2003

SANDELL ASSET MANAGEMENT CORP.

By: ______________________________
James Cacioppo, Principal